Interest Rate Derivatives - Narratives (Details) - Interest rate swap agreement $ in Millions	Oct. 22, 2018 USD ($)
Derivative [Line Items]
Term of agreement	3 years
Fixed notional amount	$ 200.0
Fixed interest rate	3.0335%
Total interest rate	10.2835